Acquisition-Related Liabilities - Remaining Payments Due under Noncompete and Deferred Consideration Agreements (Detail) - Summit Materials, LLC [Member] $ in Thousands	12 Months Ended
Jan. 02, 2016 USD ($)
Business Combinations [Abstract]
2016	$ 13,240
2017	10,200
2018	9,660
2019	5,195
2020	4,728
Thereafter	11,541
Total scheduled payments	54,564
Present value adjustments	(12,845)
Total noncompete obligations and deferred consideration	$ 41,719